Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income [Line Items]
Net income (loss) recognized in the income statement	€ (735)	€ (1,356)	€ (6,772)
Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(69)	(861)	203
Total of income tax related to items that will not be reclassified to profit or loss	(23)	344	(213)
Financial assets available for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	197	(2)	(242)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(523)	(571)	(163)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(34)	62	1
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(137)	(2)	20
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(162)	529	662
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	162	(1,191)	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(2,699)	203	2,156
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	20	(2)	4
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(36)	11	48
Total of income tax related to items that are or may be reclassified to profit or loss	146	117	19
Other comprehensive income (loss), net of tax	(3,157)	(1,364)	2,493
Total comprehensive income (loss), net of tax	(3,892)	(2,721)	(4,278)
Attributable to [Abstract]
Noncontrolling interests	(20)	52	45
Deutsche Bank shareholders and additional equity components	€ (3,872)	€ (2,773)	€ (4,323)